FINANCIAL INSTRUMENTS - Schedule of Notional Amounts (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivatives designated as hedging instruments: | Net investment hedge
Derivative [Line Items]
Notional Amounts	$ 1,000	$ 1,000
Derivatives designated as hedging instruments: | Interest rate swap agreements
Derivative [Line Items]
Notional Amounts	0	1,000
Derivatives not designated as hedging instruments: | Interest rate swap agreements
Derivative [Line Items]
Notional Amounts	4,150	0
Derivatives not designated as hedging instruments: | Foreign Currency
Derivative [Line Items]
Notional Amounts	$ (1,176)	$ (907)